RELATED PARTY TRANSACTIONS - Disclosure of detailed information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Salaries, short-term incentives, management fees, and directors' fees	$ 2,891	$ 2,457
Share-based compensation	2,285	1,882
Key management compensation	$ 5,176	$ 4,339